Share-based payments (Tables)	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of information concerning PSUs	The following table presents information concerning the number of outstanding PSUs granted by the Company under the Share Unit Plan:

Outstanding as at September 30, 2022	1,809,591
Granted[1]	899,511
Exercised (Note 19)	(294,203)
Forfeited	(162,449)
Outstanding as at September 30, 2023	2,252,450
Granted[1]	799,418
Exercised (Note 19)	(280,265)
Forfeited	(243,403)
Outstanding as at September 30, 2024	2,528,200
[1] The PSUs granted in 2024 had a weighted average grant date fair value of $137.90 per unit ($112.49 in 2023).
Disclosure of information concerning outstanding stock options
The following table presents information concerning the outstanding stock options granted by the Company:

		2024		2023
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	5,211,472	70.21	6,882,845	66.36
Exercised (Note 19)	(1,333,876)	57.38	(1,646,044)	53.65
Forfeited	(12,575)	97.84	(23,626)	99.78
Expired	(2,494)	98.65	(1,703)	102.70
Outstanding, end of year	3,862,527	74.53	5,211,472	70.21
Exercisable, end of year	3,699,805	73.51	4,772,088	67.46

Disclosure of range of exercise prices of outstanding stock options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2024:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
39.47 to 41.63	44,112	0.12	39.65	44,112	39.65
47.36 to 52.63	310,323	0.98	48.39	310,323	48.39
56.69 to 63.23	1,787,289	2.45	63.20	1,787,289	63.20
67.04 to 85.62	968,073	3.94	84.57	968,073	84.57
97.84 to 115.01	752,730	5.94	101.35	590,008	102.31
	3,862,527	3.36	74.53	3,699,805	73.51

Disclosure of number of options and weighted average remaining contractual life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2024:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
39.47 to 41.63	44,112	0.12	39.65	44,112	39.65
47.36 to 52.63	310,323	0.98	48.39	310,323	48.39
56.69 to 63.23	1,787,289	2.45	63.20	1,787,289	63.20
67.04 to 85.62	968,073	3.94	84.57	968,073	84.57
97.84 to 115.01	752,730	5.94	101.35	590,008	102.31
	3,862,527	3.36	74.53	3,699,805	73.51

Disclosure of share-based payment expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2024	2023
	$	$
PSUs	67,054	55,847
Stock options	786	2,367
Share purchase plan	181,989	169,418
DSUs	4,384	5,332
	254,213	232,964